Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000231078
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.15%	[1]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000231082
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	ELMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.90%	[2]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000231081
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	ELMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%	[3]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000231080
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F3
Trading Symbol	EMOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$49	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%	[4]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000231079
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	EMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%	[5]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000231074
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	EMWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%	[6]
AssetsNet	$ 10,825,070
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000248998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Enhanced Municipal Yield Completion Fund
Trading Symbol	LAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
AssetsNet	$ 397,464,435
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$397,464,435
# of Portfolio Holdings	271
Portfolio Turnover Rate	35%

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.49%
  A-3.26%
  A+1.11%
  AA0.77%
  AA-1.02%
  AA+2.02%
  AAA1.58%
  B1.98%
  B-1.12%
  B+1.69%
  BB3.32%
  BB-1.39%
  BB+8.67%
  BBB13.04%
  BBB-12.95%
  BBB+16.54%
  CC0.00%
  CCC+0.01%
  NR27.04%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000241944
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class A
Trading Symbol	LGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[8]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241948
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class C
Trading Symbol	IGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[9]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241947
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F
Trading Symbol	LGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[10]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241946
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F3
Trading Symbol	IGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[11]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241945
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class I
Trading Symbol	LGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[12]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241941
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R5
Trading Symbol	IGRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[13]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000241940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R6
Trading Symbol	LGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[14]
AssetsNet	$ 3,766,764,360
Holdings Count | Holding	711
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000228428
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class A
Trading Symbol	LAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[15]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228432
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class C
Trading Symbol	LCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.70%	[16]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228431
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F
Trading Symbol	LAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[17]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228430
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F3
Trading Symbol	LOAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[18]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228429
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class I
Trading Symbol	LIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[19]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228427
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R3
Trading Symbol	LRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[20]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228426
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R4
Trading Symbol	LASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[21]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228425
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R5
Trading Symbol	LTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[22]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000228424
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R6
Trading Symbol	LAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[23]
AssetsNet	$ 4,432,465
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000218936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	LSYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[24]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	LSYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[25]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218939
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F
Trading Symbol	LSYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[26]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218938
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F3
Trading Symbol	LSYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[27]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218937
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	LSYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[28]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R3
Trading Symbol	LSYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[29]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R4
Trading Symbol	LSYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[30]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218933
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R5
Trading Symbol	LSYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[31]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000218932
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	LSYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[32]
AssetsNet	$ 9,697,928,061
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

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